Capital Structure - Additional Information (Details)	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Oct. 20, 2015 class_of_stock
Equity [Abstract]
Number of classes of stock authorized | class_of_stock			2
Capital stock, shares authorized	205,000,000
Common stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value (usd per share) | $ / shares	$ 0.001	$ 0.001
Preferred stock, par value (usd per share) | $ / shares	$ 0.001	$ 0.001